PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, beginning	$ 259,661
Property, plant and equipment, ending	316,926	$ 259,661
Plant and Equipment, Cost
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, beginning	302,725	294,287
Additions	47,959	10,045
Acquisition-Skyharbour transaction	(18,000)
Disposals	(498)	(1,101)
Disposal - Transaction	(4,485)	(238)
Reclamation adjustment	3,106	(268)
Property, plant and equipment, ending	366,807	302,725
Accumulated amortization, depreciation
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, beginning	(43,064)	(39,341)
Amortization	(552)	(640)
Depreciation	6,766	4,209
Disposals	425	1,023
Reclamation adjustment	76	103
Property, plant and equipment, ending	(49,881)	(43,064)
Plant and Equipment Owned
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, beginning	73,764
Property, plant and equipment, ending	115,333	73,764
Plant and Equipment Owned | Plant and Equipment, Cost
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, beginning	116,512	112,705
Additions	43,831	4,758
Acquisition-Skyharbour transaction	0
Disposals	(498)	(683)
Disposal - Transaction	0	0
Reclamation adjustment	3,106	(268)
Property, plant and equipment, ending	162,951	116,512
Plant and Equipment Owned | Accumulated amortization, depreciation
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, beginning	(42,748)	(38,833)
Amortization	(552)	(640)
Depreciation	4,819	3,983
Disposals	425	605
Reclamation adjustment	76	103
Property, plant and equipment, ending	(47,618)	(42,748)
Plant and Equipment Right of Use
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, beginning	1,739
Property, plant and equipment, ending	1,651	1,739
Plant and Equipment Right of Use | Plant and Equipment, Cost
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, beginning	2,055	769
Additions	199	1,704
Acquisition-Skyharbour transaction	0
Disposals	0	(418)
Disposal - Transaction	0	0
Reclamation adjustment	0	0
Property, plant and equipment, ending	2,254	2,055
Plant and Equipment Right of Use | Accumulated amortization, depreciation
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, beginning	(316)	(508)
Amortization	0	0
Depreciation	287	226
Disposals	0	418
Reclamation adjustment	0	0
Property, plant and equipment, ending	(603)	(316)
Mineral properties
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, beginning	184,158
Property, plant and equipment, ending	199,942	184,158
Mineral properties | Plant and Equipment, Cost
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, beginning	184,158	180,813
Additions	3,929	3,583
Acquisition-Skyharbour transaction	(18,000)
Disposals	0	0
Disposal - Transaction	(4,485)	(238)
Reclamation adjustment	0	0
Property, plant and equipment, ending	201,602	184,158
Mineral properties | Accumulated amortization, depreciation
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, beginning	0	0
Amortization	0	0
Depreciation	1,660	0
Disposals	0	0
Reclamation adjustment	0	0
Property, plant and equipment, ending	$ (1,660)	$ 0